June 19, 2006
James R. Burke

+1 617 526 6062 (t)
VIA ELECTRONIC SUBMISSION	+1 617 526 5000 (f)
james.burke@wilmerhale.com
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	SS&C Technologies, Inc.
Registration Statement on Form S-4
Ladies and Gentlemen:
On behalf of SS&C Technologies, Inc. (the “Company”) and the subsidiaries of the Company set forth on Schedule A hereto (such entities, the “Guarantors”), we deliver to you for filing under the Securities Act of 1933, as amended (the “Securities Act”), the Company’s Registration Statement on Form S-4 (the “Registration Statement”), including exhibits.
The Company has wired $21,935 to the account of the Securities and Exchange Commission (the “Commission”) at the Mellon Bank in Pittsburgh, Pennsylvania. The funds provided by the wire transfer are to be used in payment of the filing fee for the Registration Statement.
The Registration Statement registers the Company’s offer to exchange (the “Exchange Offer”) an aggregate principal amount of $205,000,000 of its new 11 3/4% Senior Subordinated Notes due 2013 and the associated guarantees (together, the “Exchange Notes”) for an equivalent principal amount of its currently outstanding 11 3/4% Senior Subordinated Notes due 2013 and the associated guarantees (together, the “Old Notes”).
Pursuant to Rule 461 under the Securities Act, on behalf of the Company, we hereby represent to you that the Company may request the acceleration of effectiveness of the Registration Statement orally and that, in connection therewith, the Company acknowledges its obligations under the Securities Act.
In connection with the Registration Statement and the Exchange Offer, each of the Company and the Guarantors has authorized us to make the following representations to the Commission on its behalf:
1. The Company and the Guarantors are registering under the Securities Act the issuance of the Exchange Notes to be offered in the Exchange Offer in reliance on the Commission staff’s
Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
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Securities and Exchange Commission
June 19, 2006

position in Morgan Stanley & Co. Incorporated (available June 5, 1991) and Exxon Capital Holdings Corp. (available May 13, 1988);
2. Neither the Company nor any of the Guarantors has entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of the Company’s and Guarantors’ information and belief, each person who will participate in the Exchange Offer will be acquiring the Exchange Notes in the ordinary course of its business and will have no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer. In this regard, the Company and the Guarantors will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any security holder using the Exchange Offer to participate in a distribution of the Exchange Notes (a) may not rely on the staff position in the Exxon Capital no-action letter or similar letters and (b) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a resale transaction. The Company and the Guarantors acknowledge that such a secondary resale transaction should be covered by an effective registration statement containing (except in the case of sales by a broker-dealer of Exchange Notes received in exchange for the Old Notes acquired for its own account as a result of market-making or other trading activities) the selling security holder information required by Item 507 of Regulation S-K under the Securities Act;
3. Any broker-dealer who holds Old Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act (which will be the Exchange Offer prospectus) in connection with any such resale; and
4. Each offeree, in executing or delivering the letter of transmittal, will represent to the Company and the Guarantors (a) that it is acquiring the Exchange Notes in the ordinary course of its business, (b) that it is not engaged in, and does not intend to engage in, a distribution of the Exchange Notes and (c) that it is not an affiliate of the Company or any of the Guarantors. If the offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market-making activities or other trading activities, it will acknowledge in the letter of transmittal that it will deliver a prospectus meeting the requirements of the Securities Act (which will be the Exchange Offer prospectus) in connection with any resale of the Exchange Notes received in respect of such Old Notes pursuant to the Exchange Offer. The letter of transmittal or similar documentation may also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.
Further, the Company and the Guarantors understand that broker-dealers may participate in the Exchange Offer with respect to Old Notes acquired for their own accounts as a result of market-making activities or other trading activities, provided that (1) in connection with any resales of Exchange Notes received in exchange for such Old Notes, the broker-dealer delivers a

Securities and Exchange Commission
June 19, 2006

prospectus meeting the requirements of the Securities Act (which will be the Exchange Offer prospectus) so long as it contains a plan of distribution with respect to such resale transaction (such plan of distribution need not name the broker-dealer or disclose the amount of Exchange Notes held by the broker-dealer) and (2) the broker-dealer has not entered into any arrangements or understanding with the issuer or an affiliate of the issuer to distribute the Exchange Notes.
This filing includes as an exhibit an opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Wilmer Cutler Pickering Hale and Dorr LLP hereby confirms to the staff that the reference made in its opinion to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
If you have any questions regarding the foregoing, please call me at (617) 526-6062 or, if I am unavailable, Nicole Fitzpatrick of this firm at (617) 526-6488.

Very truly yours,

/s/ JAMES R. BURKE

James R. Burke
cc: Nicole G. Fitzpatrick, Esq.

Schedule A
Cogent Management Inc.
Financial Models Company Ltd.
Financial Models Holdings Inc.
SS&C Fund Administration Services LLC
OMR Systems Corporation
Open Information Systems, Inc.